Note Related party transactions (Corporation's equity in PRLP 2011 Holdings, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Equity Method Investments	$ 228,072	$ 215,349
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Equity Method Investments	$ 6,469	$ 7,199